Non-controlling interest - Summarized financial information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 1,359,745		$ 1,252,935
Current liabilities	(1,200,646)		(1,266,387)
Noncurrent assets	5,134,024		5,067,930
Non-current liabilities	(3,879,492)		(3,695,830)
Accumulated non-controlling interest at the end of the year	229,596	$ 256,310	227,200	$ 223,188
Revenue	602,528	446,132
Profit (loss) for the period	7,662	15,120
Other comprehensive income	44,192	131,790
Total comprehensive income for the period	51,854	146,910
Loss allocated to non-controlling interest during the period	2,396	33,122
Cash flows generated from operating activities	235,127	148,103
Cash flows used in investing activities	(188,249)	(500,150)
Cash flows generated from financing activities	(3,439)	(57,887)
Net increase/(decrease) in cash and cash equivalents	43,439	$ (409,934)
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest at the end of the year	215,282		212,307
Loss allocated to non-controlling interest during the period	(2,086)		(952)
I-Systems Solues de Infraestrutura S.A. | I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Current assets	128,890		102,445
Current liabilities	(44,602)		(38,834)
Current net assets	84,288		63,611
Noncurrent assets	487,801		462,122
Non-current liabilities	(132,738)		(92,453)
Non-current net assets	355,063		369,669
Net assets	439,351		433,280
Revenue	16,442		13,376
Profit (loss) for the period	(4,257)		(1,944)
Other comprehensive income	10,329
Total comprehensive income for the period	6,072		(1,944)
Cash flows generated from operating activities	(1,325)		(5,870)
Cash flows used in investing activities	(23,266)		(14,985)
Cash flows generated from financing activities	37,394
Net increase/(decrease) in cash and cash equivalents	$ 12,803		$ (20,855)